EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of reconciliation of the denominator
	2014	2013	2012

Denominator for basic earnings per share weighted average shares	16,232,381	16,230,165	16,170,107

Effect of dilutive securities:
Exercisable stock options	401,302	481,027	547,170
Convertible warrants		-	-
Denominator for diluted earnings per share adjusted weighted average shares and assumed conversions	16,633,683	16,711,192	16,717,277